real estate joint ventures and investment in associate - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Real estate joint ventures
Interest expense	$ 778	$ 740
Net income	1,260	1,776
Comprehensive income	964	1,554
Real estate joint ventures
Real estate joint ventures
Revenue	2
Depreciation and amortization	3
Interest expense	1
Net income	(42)	(1)
Comprehensive income	0	(1)
Capitalized financing costs	4	12
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0